Basic and Diluted Net Income (Loss) per Share - Schedule of Anti-Dilutive Effect on Net Income (Loss) per Share Attributable to Common Stockholders (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Schedule of Anti-Dilutive Effect on Net Income (Loss) per Share Attributable to Common Stockholders [Line Items]
Total	16,110,095	11,901,702	16,137,238	11,901,702
Convertible preferred stock on an as-converted basis [Member]
Schedule of Anti-Dilutive Effect on Net Income (Loss) per Share Attributable to Common Stockholders [Line Items]
Total		10,530,907		10,530,907
Unvested RSU’s [Member]
Schedule of Anti-Dilutive Effect on Net Income (Loss) per Share Attributable to Common Stockholders [Line Items]
Total	1,081,162		1,081,162
Warrants to purchase preferred stock on an as-converted basis [Member]
Schedule of Anti-Dilutive Effect on Net Income (Loss) per Share Attributable to Common Stockholders [Line Items]
Total		86,873		86,873
Warrants to purchase common stock [Member]
Schedule of Anti-Dilutive Effect on Net Income (Loss) per Share Attributable to Common Stockholders [Line Items]
Total	14,613,731		14,620,219
Stock options outstanding [Member]
Schedule of Anti-Dilutive Effect on Net Income (Loss) per Share Attributable to Common Stockholders [Line Items]
Total	415,202	1,283,922	435,857	1,283,922